Tax Receivable (Tables)	9 Months Ended
Dec. 31, 2024
Tax Receivable [Abstract]
Summary of Taxes Receivable

As at,	December 31, 2024	March 31, 2024

The carrying amount of:

Sales taxes receivable	$27.7	$20.0

Income taxes receivable	56.6	-

	$84.3	$20.0